Pension Plans and Retiree Benefits - Schedule of Amounts Recorded in A Regulatory Asset (Liability) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure
Liabilities associated with assets held for sale (note 5)	$ 6	$ 0
Defined Benefit
Defined Benefit Plan Disclosure
Past service credit	0	0
Net actuarial gain	(47)	(26)
Defined benefit plan, total	(47)
Less: regulatory asset (liability) reclassified to assets (liabilities associated with assets) held for sale	(3)
Liabilities associated with assets held for sale (note 5)	0	0
Recognized in regulatory liability	(50)	(26)
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit	(64)	(77)
Net actuarial gain	(123)	(289)
Defined benefit plan, total	(187)
Less: regulatory asset (liability) reclassified to assets (liabilities associated with assets) held for sale	3
Liabilities associated with assets held for sale (note 5)	6	0
Recognized in regulatory liability	(184)	(366)
Canada | Defined Benefit
Defined Benefit Plan Disclosure
Past service credit	0	0
Net actuarial gain	0	0
Defined benefit plan, total	0
Less: regulatory asset (liability) reclassified to assets (liabilities associated with assets) held for sale	0
Recognized in regulatory liability	0	0
Canada | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit	0	0
Net actuarial gain	0	0
Defined benefit plan, total	0
Less: regulatory asset (liability) reclassified to assets (liabilities associated with assets) held for sale	0
Recognized in regulatory liability	0	0
Foreign Plan | Defined Benefit
Defined Benefit Plan Disclosure
Past service credit	0	0
Net actuarial gain	(47)	(26)
Defined benefit plan, total	(47)
Less: regulatory asset (liability) reclassified to assets (liabilities associated with assets) held for sale	(3)
Recognized in regulatory liability	(50)	(26)
Foreign Plan | Post-Retirement Benefits
Defined Benefit Plan Disclosure
Past service credit	(64)	(77)
Net actuarial gain	(123)	(289)
Defined benefit plan, total	(187)
Less: regulatory asset (liability) reclassified to assets (liabilities associated with assets) held for sale	3
Recognized in regulatory liability	$ (184)	$ (366)